General and Administrative (Details) - Schedule of general and administrative - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of General And Administrative Abstract
Professional fees	$ 816,406	$ 168,862	$ 457,764
Wages and benefits	876,512	438,259	576,995
Travel expenses	52,520	23,539	51,727
Depreciation of property, plant and equipment	64,977	76,509	86,406
Depreciation of right of use assets	90,327	52,745	36,465
Business taxes and surcharges		13,400	3,956
Meals and entertainment	13,299	9,964	34,312
Share-based compensation	1,468,800
Office expenses	120,854
Insurance costs	260,213
Provision for doubtful debt			880,795
Loss on termination of lease		10,952
Other	54,622	15,148	1,822
General and administrative total	$ 3,818,530	$ 809,378	$ 2,130,242